Consolidated Statement of Cash Flows (Unaudited) - AUD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Payments to suppliers and employees	$ (9,002,490)	$ (7,385,267)
COVID-19 government relief	103,338	53,564
Other grant received	225,746
Interest received	1,352	1,397
Net cash (outflow) from operating activities	(8,672,054)	(7,330,306)
Cash flows from investing activities
Payments for property, plant and equipment	(2,559)	(2,494)
Net cash (outflow) from investing activities	(2,559)	(2,494)
Cash flows from financing activities
Proceeds from issues of shares and other equity securities	17,176,040	36,562,055
Transaction costs relating to issue of equity	(809,254)	(2,372,505)
Principle elements of lease payments	(23,755)	(24,249)
Net cash inflow from financing activities	16,343,031	34,165,301
Net increase in cash and cash equivalents	7,668,418	26,832,501
Cash and cash equivalents at the beginning of the financial year	28,115,516	9,196,892
Effects of exchange rate changes on cash and cash equivalents	1,218,267	(987,215)
Cash and cash equivalents at end of period	$ 37,002,201	$ 35,042,178